VIEs	12 Months Ended
Dec. 31, 2025
VIES [Abstract]
VIEs
17. VIEs
Background
Chinese mainland laws and regulations prohibit or restrict foreign ownership of companies that operate value-added telecommunication services, Internet publishing, online news information services, online audiovisual transmission, online games, and certain other business activities in the Chinese mainland in which the Sohu Group is engaged or could be deemed to be engaged. Consequently, the Sohu Group conducts certain of its operations and businesses in the Chinese mainland through VIEs. The Sohu Group consolidates in its consolidated financial statements all of the VIEs of which the Group is the primary beneficiary for accounting purposes.
VIEs Consolidated within the Sohu Group
The Sohu Group adopted the guidance of ASC 810 for VIEs, which requires VIEs to be consolidated by the primary beneficiary of the entity in which it has a controlling financial interest. Management made evaluations of the relationships between the Sohu Group and the VIEs through which it conducts a significant portion of its operations and the economic benefit flow of contractual arrangements with the VIEs. In connection with such evaluations, management also took into account the fact that, as a result of contractual arrangements with the VIEs that the Sohu Group consolidates, it controls the shareholders’ voting interests in those VIEs and the fact that any such VIE, if it has one or more wholly-owned subsidiaries that are also VIEs that the Sohu Group consolidates, holds and controls 100% of the shareholder’s voting interests in such subsidiary or subsidiaries even if any such subsidiary itself is not a party to any VIE contract with the Sohu Group. As a result of such evaluations, the management concluded that the Sohu Group holds a controlling financial interest in all of the VIEs that the Sohu Group consolidates because the Sohu Group has the power to direct the activities of such VIEs that most significantly affect their economic performances and the right to receive economic benefits that could be significant to such VIEs and that, therefore, the Sohu Group is the primary beneficiary of, and is required under ASC 810 to consolidate, all of such VIEs.
All of the consolidated VIEs are incorporated and operated in the Chinese mainland, and the principal VIEs are directly or indirectly owned by Dr. Charles Zhang, the Sohu Group’s Chairman and Chief Executive Officer, or other executive officers and employees of the Sohu Group identified below. Capital for the consolidated VIEs was funded by the Sohu Group through loans provided to Dr. Charles Zhang and other executive officers and employees, and was initially recorded as loans to related parties. These loans are eliminated for accounting purposes against the capital of the VIEs upon consolidation.
Under contractual agreements with the Sohu Group, Dr. Charles Zhang and those other executive officers and employees of the Sohu Group and certain entities who are shareholders of the consolidated VIEs are required to transfer their ownership in these entities to the Group, if permitted by Chinese mainland laws and regulations, or, if not so permitted, to designees of the Group at any time as requested by the Group to repay the loans outstanding. All voting rights of the consolidated VIEs are assigned to the Sohu Group, and the Group has the right to designate all directors and senior management personnel of the consolidated VIEs, and also has the obligation to absorb losses of the consolidated VIEs. Dr. Charles Zhang and those other executive officers and employees of the Sohu Group and certain entities who are shareholders of the consolidated VIEs have pledged their shares in the consolidated VIEs as collateral for the loans. As of December 31, 2025, the aggregate amount of these loans was $11.2 million.
Under its contractual arrangements with the consolidated VIEs, the Sohu Group has the power to direct activities of the VIEs, and can have assets transferred freely out of the VIEs without any restrictions. Therefore, the Group considers that there is no asset of a consolidated VIE that can be used only to settle obligations of the VIEs, except for registered capital and statutory reserves of the VIEs. As of December 31, 2025, the registered capital and statutory reserves of the consolidated VIEs totaled $40.5 million. As all of the consolidated VIEs are incorporated as limited liability companies under the Company Law of the People’s Republic of China (the “Company Law”), creditors of the consolidated VIEs do not have recourse to the general credit of the Sohu Group for any of the liabilities of the consolidated VIEs. Currently there is no contractual arrangement that could require the Sohu Group to provide additional financial support to the consolidated VIEs. As the Sohu Group is conducting certain business in the Chinese mainland mainly through the consolidated VIEs, the Group may provide such support on a discretionary basis in the future, which could expose the Group to a loss.
The following is a summary of the principal VIEs within the Sohu Group:
Basic Information for Principal VIEs and Subsidiaries of Principal VIEs

-	High Century
High Century was incorporated in 2001. As of December 31, 2025, Dr. Charles Zhang, the Group’s Chairman of the Board and Chief Executive Officer, and Wei Li, one of the Group’s employees, held 80% and 20% interests, respectively, in this entity.

-	Sohu Internet
Sohu Internet was incorporated in 2003. As of December 31, 2025, High Century held a 100% interest in this entity.

-	Gamease
Gamease was incorporated in 2007. As of December 31, 2025, High Century held a 100% interest in this entity.

-	Donglin
Donglin was incorporated in 2010. As of December 31, 2025, High Century held a 100% interest in this entity.

-	Guanyou Gamespace
Guanyou Gamespace was incorporated in 2010. As of December 31, 2025, Beijing Changyou Star Digital Technology Co., Ltd (“Changyou Star”) held a 100% interest in this entity. Dewen Chen, Changyou’s Chief Executive Officer, and Yaobin Wang, one of the Group’s employees, held 50% and 50% interests, respectively, in Changyou Star.

-	Shanghai ICE
The Sohu Group began consolidating Shanghai ICE in 2010. As of December 31, 2025, Gamease held a 100% interest in this entity.

-	Tianjin Jinhu
Tianjin Jinhu was incorporated in 2011. As of December 31, 2025, High Century held a
100
% interest in this entity.

-	Guangzhou Qianjun
The Sohu Group began consolidating Guangzhou Qianjun in 2014. As of December 31, 2025, Tianjin Jinhu held a 100% interest in this entity.
Financial Information
The following financial information of the Sohu Group’s consolidated VIEs (including subsidiaries of these VIEs) is included in the accompanying consolidated financial statements (in thousands):

	As of December 31,
	2024	2025
ASSETS:
Cash and cash equivalents	$12,990	$14,390
Short-term investments	18,589	10,786
Accounts receivable, net	27,315	20,059
Prepaid and other current assets	4,967	4,465
Intra-Group receivables due from subsidiaries	118,761	135,745

Total current assets	182,622	185,445

Fixed assets, net	74	36
Investment in subsidiaries	347,783	572,549
Other non-current assets	50,352	34,213

Total assets	$580,831	$792,243

LIABILITIES:
Accounts payable	$5,159	$5,275
Accrued liabilities	24,700	21,631
Receipts in advance and deferred revenue	46,845	52,335
Other current liabilities	15,887	12,892
Intra-Group payables due to subsidiaries	234,405	221,044

Total current liabilities	326,996	313,177

Long-term tax liabilities	12,830	13,121
Other non-current liabilities	1,444	1,423

Total liabilities	$341,270	$327,721

	Year Ended December 31,
	2023	2024	2025
Revenues:
Third-party revenues	$477,202	$484,911	$490,675
Intra-Group revenues	13,283	13,468	13,794

Total revenues	490,485	498,379	504,469
Cost of revenues:
Third-party cost of revenues	55,227	60,678	43,985
Intra-Group cost of revenues	86,435	72,697	93,417

Total cost of revenues	141,662	133,375	137,402
Operating expenses:
Third-party operating expenses	44,059	63,633	46,952
Intra-Group operating expenses	282,812	274,491	292,541

Total operating expenses	326,871	338,124	339,493
Net income from continuing operations	23,879	21,744	2,595

	Year ended December 31,
	2023	2024	2025
Cash flows from operating activities:
Net cash provided by transactions with third parties	$409,762	$384,664	$442,252
Net cash used in transactions with intra-Group entities	(382,593)	(358,561)	(396,893)

Net cash provided by continuing operating activities	27,169	26,103	45,359

Net cash provided by operating activities	27,169	26,103	45,359

Cash flows from investing activities:
Net cash provided by/(used in) transactions with third parties	(14,922)	(8,315)	7,498
Net cash provided by/(used in) transactions with intra-Group entities	73,894	35,788	(38,070)
Net cash provided by/(used in) continuing investing activities	58,972	27,473	(30,572)

Net cash provided by/(used in) investing activities	58,972	27,473	(30,572)

Cash flows from financing activities:
Net cash used in transactions with intra-Group entities	(101,611)	(48,657)	(13,393)

Net cash used in continuing financing activities	(101,611)	(48,657)	(13,393)

Net cash used in financing activities	(101,611)	(48,657)	(13,393)

Summary of Significant Agreements Currently in Effect
The following is a summary of the agreements between the Sohu Group’s principal Chinese mainland subsidiaries and principal consolidated VIEs and their nominee shareholders as of December 31, 2025 and as of the date of the filing of this report:

Agreements between Subsidiaries, Consolidated VIEs and Nominee Shareholders
Loan and share pledge agreement
between Sohu Media and the shareholders of High Century. The agreement provides for loans to the shareholders of High Century for them to make contributions to the registered capital of High Century in exchange for the equity interests in High Century, and the shareholders pledge those equity interests to Sohu Media as security for the loans. The agreement includes powers of attorney that give Sohu Media the power to appoint nominees to act on behalf of the shareholders of High Century in connection with all actions to be taken by High Century. Pursuant to the agreement, the shareholders executed in blank transfers of their equity interests in High Century, which are held by the Sohu Group’s legal department and may be completed and effected at Sohu Media’s election.
Loan and share pledge agreement
between the Company’s indirect wholly-owned subsidiary Sohu Focus (HK) Limited (“Focus HK”) and the shareholders of Beijing Heng Da Yi Tong Information Technology Co., Ltd., a VIE that the Company consolidates (“Heng Da Yi Tong”). The agreement provides for loans to the shareholders of Heng Da Yi Tong for them to make contributions to the registered capital of Heng Da Yi Tong in exchange for the equity interests in Heng Da Yi Tong, and the shareholders pledge those equity interests to Focus HK as security for the loans. The agreement includes powers of attorney that give Focus HK the power to appoint nominees to act on behalf of the shareholders of Heng Da Yi Tong in connection with all actions to be taken by Heng Da Yi Tong. Pursuant to the agreement, the shareholders executed in blank transfers of their equity interests in Heng Da Yi Tong, which are held by the Sohu Group’s legal department and may be completed and effected at Focus HK’s election.
Loan agreements and equity pledge agreements
between AmazGame and the sole shareholder of Gamease and between Gamespace and the sole shareholder of Guanyou Gamespace. The loan agreements provide for loans to the respective shareholders of Gamease and Guanyou Gamespace for the shareholders to make contributions to the registered capital of Gamease and Guanyou Gamespace in exchange for 100% of the equity interests in Gamease and Guanyou Gamespace. The loans are interest free and are repayable on demand, but the shareholders can only repay the loans by transferring to AmazGame and Gamespace, as the case may be, their equity interests in Gamease and Guanyou Gamespace. Under the equity pledge agreements, the respective shareholders of Gamease and Guanyou Gamespace pledge to AmazGame and Gamespace, their equity interests in Gamease and Guanyou Gamespace to secure the performance of their obligations under the loan agreements and Gamease’s and Guanyou Gamespace’s obligations to AmazGame and Gamespace under the various
VIE-related
agreements. If the shareholders breach their obligations under any
VIE-related
agreements (Gamease’s or Guanyou Gamespace’s breach of any of its obligations under the various applicable
VIE-related
agreements will be treated as its shareholder’s breach of its obligations), including the equity pledge agreements, AmazGame and Gamespace are entitled to exercise their rights as the beneficiaries under the applicable equity pledge agreements, including all rights the respective shareholders have as shareholders of Gamease or Guanyou Gamespace.
Equity interest purchase right agreements
among AmazGame, Gamease and the sole shareholder of Gamease and among Gamespace, Guanyou Gamespace and the sole shareholder of Guanyou Gamespace. Pursuant to these agreements, AmazGame and Gamespace have the right, exercisable at any time if and when it is legal to do so under Chinese mainland law, to purchase from the respective shareholders of Gamease and Guanyou Gamespace all or any part of their equity interests in Gamease and Guanyou Gamespace at a purchase price equal to their initial contributions to the registered capital of Gamease and Guanyou Gamespace.
Powers of attorney
executed by the sole shareholder of Gamease in favor of AmazGame and by the sole shareholder of Guanyou Gamespace in favor of Gamespace, with the same term as that of the corresponding business operation agreements among AmazGame, Gamease and the sole shareholder of Gamease and among Gamespace, Guanyou Gamespace and the sole shareholder of Guanyou Gamespace (as discussed below). These powers of attorney give the respective boards of directors of AmazGame and Gamespace the right to appoint nominees to act on behalf of their respective shareholders in connection with all actions to be taken by Gamease and Guanyou Gamespace.
Business operation agreements
among AmazGame, Gamease and the sole shareholder of Gamease and among Gamespace, Guanyou Gamespace and the sole shareholder of Guanyou Gamespace. These agreements set forth the right of AmazGame and Gamespace to control the actions of Gamease and Guanyou Gamespace, as the case may be, and the respective shareholders of Gamease and Guanyou Gamespace. Each agreement has an initial term of 10 years, extendable for additional 10-year terms at the sole discretion of AmazGame or Gamespace, as the case may be.
Business Arrangements between Subsidiaries and Consolidated VIEs
A significant portion of the Sohu Group’s operations are conducted through the VIEs that the Sohu Group consolidates, which generate a significant amount of the Sohu Group’s revenues. In order for the Sohu Group to be able to receive such revenues, and, if applicable, other assets, from the VIEs, it relies on payments made by the VIEs to the Sohu Group’s Chinese mainland subsidiaries pursuant to a series of service contracts between them in order for the VIEs to transfer such revenues or other assets to the Sohu Group. The following is a summary of the material service contracts currently in effect between the Sohu Group’s Chinese mainland subsidiaries and certain of the VIEs that the Sohu Group consolidates:

Exclusive technology consulting and service agreement
between Sohu Era and Sohu Internet. Pursuant to this agreement Sohu Era has the right to provide technical consultation and other related services to Sohu Internet in exchange for a percentage of the gross revenue of Sohu Internet. The agreement has an initial term of two years, and is renewable at the request of Sohu Era.
Technology service agreement
between Donglin and Sohu Media. Pursuant to this agreement Sohu Media has the right to provide technology services and other related services to Donglin in exchange for a percentage of the gross revenue of Donglin. The agreement has a term of three years and is renewable at the request of Sohu Media.
Technology support and utilization agreements
between AmazGame and Gamease, between Gamespace and Guanyou Gamespace, and between Changyou Chuangxiang and Gamease. Pursuant to these agreements, AmazGame, Gamespace and Changyou Chuangxiang have the right to provide certain product development and application services and technology support to Gamease and Guanyou Gamespace, respectively, for a fee equal to a predetermined percentage, subject to adjustment by AmazGame, Gamespace or Changyou Chuangxiang at any time, of Gamease’s and Guanyou Gamespace’s respective revenues. Each agreement terminates only when AmazGame, Gamespace or Changyou Chuangxiang is dissolved.
Services and maintenance agreements
between AmazGame and Gamease, between Gamespace and Guanyou Gamespace, and between Changyou Chuangxiang and Gamease. Pursuant to these agreements, AmazGame, Gamespace and Changyou Chuangxiang, respectively, provide marketing, staffing, business operation and maintenance services to Gamease and Guanyou Gamespace, respectively, in exchange for a fee equal to the cost of providing such services plus a predetermined margin. Each agreement terminates only when AmazGame, Gamespace or Changyou Chuangxiang, as the case may be, is dissolved.
Certain of the contractual arrangements described above between the VIEs and the related wholly-owned subsidiaries of the Sohu Group are silent regarding renewals. However, because the VIEs are controlled by the Sohu Group through powers of attorney granted to the Sohu Group by the shareholders of the VIEs, the contractual arrangements can be, and are expected to be, renewed at the subsidiaries’ election.
VIE-Related
Risks
It is possible that the Sohu Group’s operation of certain of its operations and businesses through VIEs could be found by authorities in the Chinese mainland to be in violation of laws and regulations of the Chinese mainland prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. If a finding were made by authorities in the Chinese mainland that the Sohu Group’s operation of certain of its operations and businesses through VIEs is prohibited, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses would have broad discretion in dealing with such a violation, including but not limited to levying fines, confiscating the Sohu Group’s income, revoking the business or operating licenses of the affected businesses, requiring the Sohu Group to restructure its ownership structure or operations, or requiring the Sohu Group to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Sohu Group’s business operations, and have a severe adverse impact on the Sohu Group’s cash flows, financial position, and operating performance.

In addition, it is possible that the contracts among the Company’s subsidiaries, the VIEs that the Sohu Group consolidates and the shareholders of such VIEs would not be enforceable in the Chinese mainland if regulatory authorities or courts in the Chinese mainland were to find that such contracts contravene law and regulations of the Chinese mainland or are otherwise not enforceable for public policy reasons. As of the date of this report, the validity and enforceability of the contracts among the Company’s subsidiaries, the VIEs that the Sohu Group consolidates and the shareholders of such VIEs and, to the knowledge of the Company, of any similar contracts entered into by other Chinese mainland-based companies, have never been considered or determined by a Chinese mainland court. In the event that the Sohu Group was unable to enforce these contractual arrangements, the Sohu Group would not be able to exert effective control over the affected VIEs and the financial results of the VIEs would not accrue to the Sohu Group’s benefit. Consequently, such VIEs’ results of operations, assets and liabilities would not be included in the Sohu Group’s consolidated financial statements. If such were the case, the Sohu Group’s cash flows, financial position and operating performance would be severely adversely affected.
The Sohu Group’s operations and businesses rely on the operations and businesses of the VIEs that it consolidates, which hold certain recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets include goodwill and intangible assets acquired through business acquisitions. Goodwill primarily represents the expected synergies from combining an acquired business with the Sohu Group. Intangible assets acquired through business acquisitions mainly consist of customer relationships, non-compete
agreements, user bases, copyrights, trademarks and developed technologies. Unrecognized revenue-producing assets mainly consist of licenses and intellectual property. Licenses include operations licenses, such as Internet information service licenses and licenses for providing content. Intellectual property developed by the Sohu Group mainly consists of patents, copyrights, trademarks, and domain names. The Sohu Group’s operations and businesses will be adversely impacted if the Sohu Group loses the ability to use and benefit from assets held by these VIEs.